Share based payments (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of share-based expense by award type
The following table represents the share-based payment expense by award type for the three and nine months ended September 30, 2023 and 2022:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Share options	3,853	5,758	12,439	14,619
Performance share options	838	1,705	2,149	2,528
PSUs	192	142	521	279
RSUs	1,067	1,581	3,522	3,000
Clawback shares	407	927	1,519	3,373
	6,357	10,113	20,150	23,799

Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options	Information with respect to share options for the nine months ending September 30, 2023 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2023	9,809,788	£0.04
Granted	2,946,265	£0.15
Exercised	(1,653,473)	£0.02
Forfeited	(671,342)	£0.01
Options held as at September 30, 2023	10,431,238	£0.08

Exercisable as at September 30, 2023	4,892,665	£0.07

Disclosure of the fair value of the share options as at the grant date
A Black-Scholes model has been used to calculate the fair value of the share options as at the grant date, with the following weighted average values for the nine months ended September 30, 2023:

Exercise price	£0.0005
Expected life	6.0 years
Expected volatility	95.7%
Risk-free rate	3.10%
Expected dividend rate	—
Fair value	£4.22

Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of the fair value of the share options as at the grant date
A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the nine months ended September 30, 2023:

Exercise price	£0.0005
Expected life	3.0 years
Expected volatility	88.6%
Risk-free rate	3.59%
Expected dividend rate	—
Fair value	£3.33

Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share options for the nine months ending September 30, 2023 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2023	877,704	£0.00
Granted	1,350,482	£0.00
Exercised	(39,304)	£0.00
Forfeited	(239,192)	£0.00
Options held as at September 30, 2023	1,949,690	£0.00

Exercisable as at September 30, 2023	—	£0.00

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share units for the nine months ending September 30, 2023 is as follows:

Number of PSUs
PSUs held as at January 1, 2023	146,285
Granted	342,548
PSUs held as at September 30, 2023	488,833

RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments	The awards expire on the cessation of the participant’s employment with the Group. Information with respect to restricted share units for the nine months ending September 30, 2023 is as follows:

Number of RSUs
RSUs held as at 1 January 2023	759,696
Granted	711,796
Released	(317,980)
Forfeited	(18,064)
RSUs held as at 30 September 2023	1,135,448